Other current assets (Tables)	12 Months Ended
Dec. 31, 2012
Other current assets
Schedule of other current assets
	As of December 31,	As of December 31,
	2011	2012
	RMB	RMB
Input value-added tax recoverable	440,856	388,473
Income tax recoverable	43,781	57,741
Value-added tax refund from export sales	238,720	191,138
Prepaid input VAT & customs duty for import machinery and materials	26,803	2,096
Prepaid expenses	15,284	17,502
Prepayment for application of land use right	29,140	43,010
Foreign exchange forward contract instruments	23,351	79
Deferred issuance cost	—	10,873
Accounts receivable recovery from insurance companies	—	17,313
Deposit receivable	—	18,759
Others	42,201	60,682
	860,136	807,666